Revenues:	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Disclosure of revenue [text block]
Note 3 - Revenues:

The Company's income at December 31, 2015, 2016 and 2017, using the classifications established in the Mexican Airports Law and Regulations, is as follows:

	January 1 to December 31,

	2015		2016		2017
Regulated services:
Airport services (*)	Ps	4,115,738	Ps	4,762,538	Ps	6,743,831

Non-regulated services:
Access fees on non-permanent ground transportation		38,476		42,917		47,756
Car parking and related access fees		75,846		83,493		183,977
Other access fees		4,879		8,634		11,130
Commercial services (**)		2,096,226		2,646,134		3,645,797
Other services		82,725		92,821		113,111

Total non-regulated services (***)		2,298,152		2,873,999		4,001,771

Construction services		2,580,707		2,116,954		1,844,216

Total	Ps	8,994,597	Ps	9,753,491	Ps	12,589,818

(*)
In 2017, this line in the statement of income includes regulated services from Aerostar of Ps.939,042 and from Airplan of Ps.225,693, once they were incorporated into the Company's financial statements as of June 1, 2017 and October 19, 2017, respectively.

(**)	Commercial revenues do not include access fees and car parking.

(***)	This line, in the statement of income, includes the items of complementary and airport services that amount to a total of Ps.193,789, Ps.230,344 and Ps.259,612 in 2015, 2016 and 2017, respectively.

3.1) Revenue recognition

Revenue comprises the fair value of the consideration received or to be received for the services provided mainly during the ordinary course of the Company's operations. Revenue is presented net of value added tax and discounts, as well as of the elimination of revenue for services provided among subsidiaries of the Company, if applicable.

The Company recognizes revenue when the amount of revenue can be reliably measured, it is probable the future economic benefits will flow to the entity and specific criteria have been met for each type of service.

Revenue is derived from aeronautical services (which are generally related to the use of airport infrastructure by airlines and passengers), non-aeronautical services and construction services of the Company.

3.1.1) Aeronautical services

Revenue for aeronautical services consists of: a fare charged to the passenger for each departure (excluding diplomats, infants and passengers in transfer and in transit), a fare for landing based on the average between the maximum takeoff weight and the denominated zero fuel weight of the aircraft at the time of arrival, charges for parking aircrafts based on the amount of time that an aircraft spends on the ground and the arrival time, fares for the use of mechanical boarders that connect the aircraft with the terminal, and based on the arrival time and security service fees of the airport for each departing passenger. Revenue from aeronautical services are recognized when passengers board the departing aircrafts at the Company's airports, when they land at the airports, and when services are provided.

In Mexico revenues from aeronautical services are regulated by the price regulation system applicable to airports. See Note 19.1.3.

The charge for installation of passengers recognized by Aerostar is regulated, Passenger Facility Charges (PFCs) are recognized when incurred and classified as operating revenue in the income statement, which for the period from May, 31 to December 31, 2017, amounted to Ps.191,356. PFCs are restricted funds to be used to fund investment projects in airport infrastructure previously authorized by the Federal Aviation Administration (FAA). See Notes 5.1 and 9.

In the case of Airplan, regulated revenues (aeronautical) are recognized through billing issued to airlines for the provision of services for airport charges and fees in accordance with resolution No. 4530 of September 21, 2007 in Colombia. All the regulated fees are established by the Special Administrative Unit of Civil Aeronautics in Colombia (Aerocivil).

3.1.2) Non-aeronautical services

Revenues resulting from non-aeronautical services mainly result from commercial activities as defined under the Mexican Airport Law, as the lease of space at airport terminals, access fees charged to third parties that provide luggage and cargo handling services, food and other airport services and other sundry revenue, which are recognized as earned.

Currently, the leasing of space in the airports to airlines and other commercial tenants represents the most significant source of revenues from non-aeronautical services. Lease revenues are accrued monthly, and they are determined by applying a percentage set forth in the lease agreement on revenues from real sales of the lessors (share) or a minimum agreed upon.

Although certain of the revenues from non-aeronautical services are regulated under the price regulation system, the revenues from commercial activities (other than the lease of space to airlines and other airport service providers that is considered essential to an airport) are not regulated. The non-aeronautical revenues in Aerostar are primarily derived from airport concessions. This concession revenue is generated from public parking facilities and commercial tenants who provide goods and services to the public or other tenants within the airport. Commercial tenant operations include car rentals, food and beverage sales, retail and newsstand sales, display advertising, ground transportation, fixed-based operations and other services provided. The concessions and commercial revenues are recognized partially based on minimum rental guarantees. Aerostar also operates convenience stores. The revenue from these operations is recognized at the time of sale.

In the case of Airplan, non-regulated revenues (non-aeronautical) are recognized for the rendering of leased services and logistics services rendered.

3.1.3) Construction services

The Company, as operator of nine airport concessions in Mexico, is required to make improvements to the assets under concession, such as construction or enhancement services. As a result of the foregoing, the Company recognizes revenue from construction services and expenses related to those services according to the percentage of completion method. Since the Company hires third party vendors to provide construction services, the revenue related to those services is equal to the fair value of the services received. See note 8.

In the case of the construction revenues of Aerostar, improvements to the concessioned assets are required, considering the latter as a provision of construction or improvement services. Derived from the foregoing, it recognizes the revenue from construction services and the costs related to this service in accordance with the percentage of completion method; However, because these services are sub-contracted with a third party, the revenues related to this service are equal to the fair value of the services received. As of December 31, 2017, construction revenues and costs equal Ps.75,925.

For construction services of Airplan, recovery via collection is made through the billing issued to airlines for the use of airports at regulated rates established by Aerocivil, to estimate the amount of income to be recognized using the "percentage of completion method" in a given period. This is measured by reference to the proportion of contract costs incurred in the work performed to date, in relation to the total estimated costs for the contract. The costs incurred in the year in relation to the future activity of a contract, recognized as advances, are excluded from the contract costs to determine the percentage of completion. The calculations are made monthly and the estimated revenues are updated based on the percentage of execution of the contract costs.

Below is the table for Airplan concession income for the period October 19, 2017 to December 31, 2017:

Income associated with intangible compulsory works (i)	Ps	35,154
Income associated with intangible complementary works (ii)		152,140
	Ps	187,294

(i)	Compulsory works. These are the works that the concessionaire undertakes to execute in compliance with the Airport Adjustment and Modernization Plan.

(ii)	Complementary works. These are the works that are not part of the Adequacy and Modernization Plan but are executed at the proposal of the concessionaire, or at the request of the grantors.

3.1.4) Airports Law and Regulations thereto in Mexico.

Under the Airports Law and regulations thereto, company income is classified as Airport Services, Complementary Airport Services and Commercial Services. Airport Services mainly consist of the use of runways, taxiways and platforms for landings and departures, parking for aircrafts, use of mechanical boarders, security services, hangars, car parking, as well as the general use of the terminals and other infrastructure by the aircrafts, passengers and cargo, including the rental of space that is essential for the operation of airlines and suppliers of complementary services. Complementary Services consist mainly of ramp services and handling of luggage and cargo, food services, maintenance and repair and related activities that provide support to the airlines. Revenues from access fees charged to third parties that provide complementary services are classified as Airport Services.

The Rate Regulation Law provides that the following sources of revenues are regulated under this system:

•	Revenues from airport services (as defined under the Mexican Airport Law), other than automobile parking, and

•
Access fees earned from third parties providing complementary services, other than those related to the establishment of administrative quarters that the Ministry of Communications and Transportation (SCT, by its initials in Spanish) determines to be non-essential.

Commercial Services consist of services that are not considered essential for an airport's operation, such as the rental of spaces to businesses, restaurants and banks. Access fees and income from other services are recognized as services are rendered.

The following table sets forth the revenue from commercial activities for the years indicated.

	Year ended of December 31,

	2015		2016		2017
Commercial revenues:
Retail stores	Ps	712,647	Ps	904,465	Ps	1,194,772
Duty free shops		531,311		640,793		881,705
Food and beverage		334,685		439,101		609,304
Advertising revenues		121,860		122,941		139,545
Car rental companies		161,937		221,100		379,162
Banking and currency exchange services		69,036		86,780		97,311
Teleservices		8,242		10,869		12,973
Ground transportations		2,522		2,562		5,729
Other services		153,986		217,523		325,296
Access fees on non-permanent ground transportation		38,476		42,917		47,756
Car parking and related access fees		75,846		83,493		183,977

Total commercial revenues (*)	Ps	2,210,548	Ps	2,772,544	Ps	3,877,530

(*) This line includes the concepts of access fees and car parking.

The Company leases commercial space inside and outside the terminals to third parties under operating lease agreements. Lease income is accrued monthly and is determined considering the greater of applying a percentage on the actual lessee sales (participation) or a minimum amount agreed both stated in the leasing agreements. As of December 31, 2015, 2016 and 2017, income from variable income was Ps.1,596,099, Ps.2,069,696 and Ps.2,466,980, respectively, and the fixed income portion was Ps104,128, Ps.105,203 and Ps.166,747 respectively.

As shown in the following table, the estimates for future income (per year), comes from non-cancelable operating leases considering the commercial contracts of minimum rent at December 31, 2017.

For the years ended December 31:

2018	Ps	3,986,487
2019		2,584,950
2020		2,358,698
2021		2,054,600
2022 to 2027		11,100,288

Total	Ps	22,085,023